EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - CAD ($)		1 Months Ended		12 Months Ended
	Oct. 14, 2025	Nov. 20, 2025	Aug. 20, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Proceeds from warrants				$ 150,000	$ 652,000	$ 0
Event After Reporting Period [Member]
Statement [Line Items]
Exercise price of warrant	$ 0.60	$ 0.60	$ 0.60
Shares issued upon exercise of flow-through warrants	25,407	433,334	357,144
Proceeds from warrants	$ 15,200	$ 260,000	$ 214,286